Contingencies, Commitments and Guarantees (Asbestos Claims) (Details) (Asbestos Related Claims [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Claims	Dec. 31, 2013 Claims	Dec. 31, 2012 Claims
Asbestos Related Claims [Member]
Loss Contingencies [Line Items]
Asbestos personal injury claims at year end	68,460	67,983	65,812
Number of new claims during the year	4,636	5,898	5,303
Settlement payments during the year	$ 46.0	$ 37.0	$ 36.4
Asbestos-related claims liability, ending balance	$ 690